Schedule of Operating Lease and Finance Lease Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease cost
Finance Lease Cost:
Amortization of assets	328,627	126,343
Interest on liabilities	156,320	66,454
Total lease cost	$ 484,947	$ 192,797